Equity - Narrative (Details)										3 Months Ended	12 Months Ended
	Aug. 05, 2019 $ / shares shares	Feb. 12, 2019 USD ($) shares	Feb. 07, 2019 USD ($)	Sep. 07, 2018 $ / shares shares	Mar. 14, 2018 USD ($) $ / shares shares	Mar. 12, 2018 USD ($)	May 19, 2017 shares	Feb. 06, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($)	May 19, 2017 $ / shares	Dec. 31, 2019 USD ($) employee_stock_ownership_plan $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($)	Oct. 23, 2014 USD ($)
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value															$ 11,000,000,000
Amount of remaining shares authorized in stock purchase plan, value											$ 5,300,000,000
Shares repurchased | shares											213,000,000	307,000,000	150,000,000
Cost of purchase											$ 8,865,000,000	$ 12,198,000,000	$ 5,000,000,000
Number of employee stock ownership plans | employee_stock_ownership_plan											2
Preferred ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in Preferred ESOP | shares											7,500
Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
ESOP compensation expense											$ 20,000,000	19,000,000	11,000,000
Series A, Convertible Preferred Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, dividends rate											6.25%
Series A convertible perpetual preferred stock, per share stated value (in dollars per share) | $ / shares											$ 40,300
Preferred stock, redemption price per share (in dollars per share) | $ / shares											$ 40,300
Common Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, common stock shares when converted (in shares) | shares											2,574.87
Convertible preferred stock, number of shares convertible | shares											1,000,000
Common Stock [Member] | Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in ESOP | shares											47,000,000
December 2015 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value														$ 11,000,000,000
December 2017 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value													$ 10,000,000,000
December 2018 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value												10,000,000,000
Share Repurchase Agreement with Citibank [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value						$ 4,000,000,000			$ 5,000,000,000
Accelerated share repurchases, cash paid					$ (4,000,000,000)			$ (5,000,000,000)
Shares repurchased | shares				21,000,000	87,000,000		24,000,000	126,000,000
Shares repurchased, initial price per share (in dollars per share) | $ / shares					$ 36.61			$ 31.73
Accelerated share repurchase, percentage of agreement						80.00%			80.00%
Accelerated share repurchase, average price paid per share (in dollars per share) | $ / shares										$ 33.31
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares				$ 36.86
Share Repurchase Agreement with GS&Co [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value			$ 6,800,000,000
Accelerated share repurchases, cash paid		$ (6,800,000,000)
Shares repurchased | shares	33,500,000	130,000,000
Accelerated share repurchase, percentage of agreement			80.00%
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares	$ 41.42
Open Market Purchases [Member]
Equity, Class of Treasury Stock [Line Items]
Cost of purchase											$ 2,100,000,000	$ 8,200,000,000